Schedule IV - Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Life Insurance in Force
Direct amount	$ 72,829,480	$ 74,650,477	$ 73,382,530
Ceded to other Companies	9,245,116	10,021,852	10,129,336
Assumed from other Companies	1,120,101	1,010,223	954,647
Net amount	$ 64,704,465	$ 65,638,848	$ 64,207,841
Percentage of amount assumed to net	1.70%	1.50%	1.50%
Premiums:
Direct amount	$ 1,052,444	$ 1,042,778	$ 1,030,735
Ceded to other Companies	164,977	165,260	179,784
Assumed from other Companies	160,074	157,949	150,680
Net earned premiums	$ 1,047,541	$ 1,035,467	$ 1,001,631
Percentage of amount assumed to net	15.30%	15.30%	15.00%
Benefits:
Direct policyholder benefits	$ 964,486	$ 1,204,257	$ 917,800
Ceded to other Companies	380,406	625,675	334,594
Assumed from other companies	165,504	167,519	162,041
Net policyholder benefits	$ 749,584	$ 746,101	$ 745,247
Percentage of amount assumed to net	22.10%	22.50%	21.70%
Life insurance
Premiums:
Direct amount	$ 275,075	$ 279,488	$ 275,659
Ceded to other Companies	71,763	77,978	81,965
Assumed from other Companies	5,606	4,831	4,983
Net earned premiums	$ 208,918	$ 206,341	$ 198,677
Percentage of amount assumed to net	2.70%	2.30%	2.50%
Benefits:
Direct policyholder benefits	$ 355,074	$ 374,582	$ 380,798
Ceded to other Companies	206,962	229,548	237,530
Assumed from other companies	17,301	19,317	20,624
Net policyholder benefits	$ 165,413	$ 164,351	$ 163,892
Percentage of amount assumed to net	10.50%	11.80%	12.60%
Accident and health insurance
Premiums:
Direct amount	$ 777,369	$ 763,290	$ 755,076
Ceded to other Companies	93,214	87,282	97,819
Assumed from other Companies	154,468	153,118	145,697
Net earned premiums	$ 838,623	$ 829,126	$ 802,954
Percentage of amount assumed to net	18.40%	18.50%	18.10%
Benefits:
Direct policyholder benefits	$ 609,412	$ 829,675	$ 537,002
Ceded to other Companies	173,444	396,127	97,064
Assumed from other companies	148,203	148,202	141,417
Net policyholder benefits	$ 584,171	$ 581,750	$ 581,355
Percentage of amount assumed to net	25.40%	25.50%	24.30%